Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	Average rate (1)
		12.31.23	12.31.22
Cash and bank accounts
Brazilian reais	-	160,310	154,399
Saudi riyal	-	307,151	307,440
U.S. dollar	-	768,868	946,999
Euro	-	24,506	93,321
Turkish lira	-	93,641	83,339
Other currencies	-	252,781	279,579
		1,607,257	1,865,077
Cash equivalents
In Brazilian reais
Investment funds	11.65%	4,676	3,492
Bank deposit certificates	11.89%	4,876,861	3,754,202
		4,881,537	3,757,694
In U.S. Dollar
Term deposit	5.82%	2,069,531	2,469,028
Overnight	1.74%	17,570	12,720
Other currencies
Term deposit (Saudi riyal)	6.15%	612,110	-
Term deposit (2)		76,659	26,410
		2,775,870	2,508,158
		9,264,664	8,130,929
(1)	Weighted average annual rate.
(2)	Amounts are substantially denominated in Turkish Lira (TRY) at a weighted average annual rate of 43.00% (14.79% on December 31, 2022).